UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-07154

Cohen & Steers Total Return Realty Fund, Inc.

Exact Name of Registrant (as specified in charter)

280 Park Avenue New York, NY	10017
Address of Principal Executive Office	(Zip code)

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	81.3%
COMMUNICATIONS—TOWERS	3.3%
Crown Castle International Corp.		95,760	$10,496,253

REAL ESTATE	78.0%
DATA CENTERS	8.5%
CyrusOne		141,157	7,228,650
Digital Realty Trust		52,402	5,522,123
Equinix		35,069	14,663,751

			27,414,524

HEALTH CARE	5.2%
Healthcare Trust of America, Class A		284,123	7,515,053
National Health Investors		35,987	2,421,565
Physicians Realty Trust		331,237	5,157,360
Sabra Health Care REIT		93,864	1,656,700

			16,750,678

HOTEL	6.2%
Host Hotels & Resorts		553,390	10,315,190
Pebblebrook Hotel Trust		84,536	2,903,812
RLJ Lodging Trust		113,539	2,207,198
Sunstone Hotel Investors		299,729	4,561,875

			19,988,075

INDUSTRIALS	4.8%
Prologis		244,668	15,411,637

NET LEASE	4.3%
Agree Realty Corp.		76,356	3,668,142
Four Corners Property Trust		154,071	3,557,500
Gaming and Leisure Properties		46,941	1,571,115
Gramercy Property Trust		132,158	2,871,793
VICI Properties		124,159	2,274,593

			13,943,143

OFFICE	11.9%
Alexandria Real Estate Equities		44,658	5,577,338
Boston Properties		47,966	5,910,371
Douglas Emmett		153,826	5,654,644
Empire State Realty Trust, Class A		140,822	2,364,401
Highwoods Properties		86,742	3,801,034
Hudson Pacific Properties		119,216	3,878,096
Kilroy Realty Corp.		106,807	7,579,025

		Number of Shares	Value
SL Green Realty Corp.		16,236	$1,572,132
Vornado Realty Trust		26,086	1,755,588

			38,092,629

RESIDENTIAL	19.7%
APARTMENT	12.6%
Apartment Investment & Management Co., Class A		70,063	2,855,067
AvalonBay Communities		10,178	1,673,874
Equity Residential		195,674	12,057,432
Essex Property Trust		40,910	9,846,219
UDR		396,539	14,124,719

			40,557,311

MANUFACTURED HOME	2.9%
Equity Lifestyle Properties		57,861	5,078,460
Sun Communities		45,334	4,142,168

			9,220,628

SINGLE FAMILY	2.2%
Invitation Homes		307,999	7,031,617

STUDENT HOUSING	2.0%
American Campus Communities		166,508	6,430,539

TOTAL RESIDENTIAL			63,240,095

SELF STORAGE	5.5%
Extra Space Storage		105,508	9,217,179
Life Storage		48,115	4,018,565
Public Storage		21,575	4,323,414

			17,559,158

SHOPPING CENTERS	9.6%
COMMUNITY CENTER	3.3%
Brixmor Property Group		97,975	1,494,119
Regency Centers Corp.		86,645	5,110,322
Weingarten Realty Investors		140,982	3,958,775

			10,563,216

REGIONAL MALL	6.3%
GGP		232,549	4,757,953
Simon Property Group		100,690	15,541,501

			20,299,454

TOTAL SHOPPING CENTERS			30,862,670

		Number of Shares	Value
SPECIALTY	2.3%
CoreCivic		103,627	$2,022,799
Lamar Advertising Co., Class A		45,470	2,894,620
QTS Realty Trust, Class A		68,845	2,493,566

			7,410,985

TOTAL REAL ESTATE			250,673,594

TOTAL COMMON STOCK (Identified cost—$199,329,639)			261,169,847

PREFERRED SECURITIES—$25 PAR VALUE	14.6%
BANKS	0.5%
GMAC Capital Trust I, 7.624%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Month US LIBOR + 5.785%)(a)		35,000	909,300
Regions Financial Corp., 6.375% to 9/15/24, Series B(b),(c)		20,000	556,200

			1,465,500

FINANCIAL—INVESTMENT BANKER/BROKER	0.3%
Morgan Stanley, 6.375% to 10/15/24, Series I(b),(c)		40,000	1,084,800

REAL ESTATE	13.8%
DIVERSIFIED	3.1%
Colony NorthStar, 8.50%, Series D(c)		48,850	1,215,876
Colony NorthStar, 8.75%, Series E(c)		59,180	1,482,459
Colony NorthStar, 7.15%, Series I(c)		21,000	482,160
EPR Properties, 5.75%, Series G(c)		22,626	510,443
Investors Real Estate Trust, 6.625%, Series C(c)		19,695	455,545
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(c)		11,300	548,050
National Retail Properties, 5.70%, Series E(c)		24,000	603,120
VEREIT, 6.70%, Series F(c)		152,647	3,877,234
Wells Fargo Real Estate Investment Corp., 6.375% to 12/11/19, Series A(c)		35,135	912,105

			10,086,992

HOTEL	2.3%
Ashford Hospitality Trust, 7.375%, Series F(c)		43,000	1,000,180
Ashford Hospitality Trust, 7.375%, Series G(c)		24,463	565,095
Ashford Hospitality Trust, 7.50%, Series H(c)		20,000	465,000
Ashford Hospitality Trust, 7.50%, Series I(c)		30,000	701,700
Hersha Hospitality Trust, 6.50%, Series D(c)		23,937	558,690
Hersha Hospitality Trust, 6.50%, Series E(c)		10,348	240,487
LaSalle Hotel Properties, 6.30%, Series J(c)		38,944	945,366

		Number of Shares	Value
Summit Hotel Properties, 6.45%, Series D(c)		26,000	$639,600
Summit Hotel Properties, 6.25%, Series E(c)		27,475	660,472
Sunstone Hotel Investors, 6.95%, Series E(c)		35,000	878,850
Sunstone Hotel Investors, 6.45%, Series F(c)		26,825	663,650

			7,319,090

INDUSTRIALS	1.4%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)		35,000	850,500
PS Business Parks, 5.75%, Series U(c)		39,173	969,140
PS Business Parks, 5.70%, Series V(c)		35,000	873,250
Rexford Industrial Realty, 5.875%, Series A(c)		41,973	1,001,056
STAG Industrial, 6.875%, Series C(c)		28,000	711,200

			4,405,146

NET LEASE	0.2%
Spirit Realty Capital, 6.00%, Series A(c)		31,744	689,797

OFFICE	0.7%
Equity Commonwealth, 6.50%, Series D(c)		37,000	961,630
SL Green Realty Corp., 6.50%, Series I(c)		47,492	1,208,671

			2,170,301

RESIDENTIAL	1.4%
APARTMENT	0.4%
Apartment Investment & Management Co., 6.875%(c)		23,456	607,041
Blue Rock Residential Growth REIT, 8.25%, Series A(c)		34,725	867,431

			1,474,472

MANUFACTURED HOME	0.2%
UMH Properties, 8.00%, Series B(c)		20,000	531,000

SINGLE FAMILY	0.8%
American Homes 4 Rent, 5.50%, Series C(c)		30,000	847,500
American Homes 4 Rent, 6.50%, Series D(c)		36,825	920,993
American Homes 4 Rent, 6.35%, Series E(c)		36,927	916,159

			2,684,652

TOTAL RESIDENTIAL			4,690,124

SELF STORAGE	0.2%
National Storage Affiliates Trust, 6.00% to 10/11/22, Series A(c)		25,000	612,250

		Number of Shares		Value
SHOPPING CENTERS	3.7%
COMMUNITY CENTER	2.1%
Cedar Realty Trust, 7.25%, Series B(c)		7,262		$166,155
Cedar Realty Trust, 6.50% to 8/24/22, Series C(c)		15,000		312,900
DDR Corp., 6.375%, Series A(c)		34,952		833,605
DDR Corp., 6.50%, Series J(c)		80,000		1,848,800
DDR Corp., 6.25%, Series K(c)		102,362		2,271,413
Kimco Realty Corp., 5.125%, Series L(c)		15,000		330,300
Saul Centers, 6.125% to 1/23/23, Series D(c)		17,400		408,378
Washington Prime Group, 7.50%, Series H(c)		19,000		434,720

				6,606,271

REGIONAL MALL	1.6%
GGP, 6.375%, Series A(c)		65,740		1,626,408
Pennsylvania REIT, 7.20%, Series C(c)		30,050		623,237
Pennsylvania REIT, 6.875%, Series D(c)		20,000		400,000
Taubman Centers, 6.50%, Series J(c)		33,470		825,035
Taubman Centers, 6.25%, Series K(c)		71,351		1,715,278

				5,189,958

TOTAL SHOPPING CENTERS				11,796,229

SPECIALTY	0.8%
Digital Realty Trust, 6.625%, Series C(c)		20,000		542,600
Digital Realty Trust, 6.35%, Series I(c)		50,000		1,325,000
QTS Realty Trust, 7.125% to 3/15/23, Series A(c)		23,400		594,126

				2,461,726

TOTAL REAL ESTATE				44,231,655

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$46,930,397)				46,781,955

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	3.0%
BANKS	1.0%
Bank of America Corp., 6.30% to 3/10/26, Series DD(b),(c)		$1,340,000		1,440,500
Bank of America Corp., 6.50% to 10/23/24, Series Z(b),(c)		1,000,000		1,076,350
Farm Credit Bank of Texas, 10.00%, Series I(c)		500	†	587,500

				3,104,350

		Principal Amount		Value
BANKS—FOREIGN	0.9%
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(b),(c),(d)		$400,000		$430,500
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(b),(c),(d)		700,000		759,571
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(b),(c)		900,000		979,875
UBS Group AG, 6.875% to 3/22/21 (Switzerland)(b),(c)		600,000		630,350

				2,800,296

COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(b)		1,300	†	1,448,546

INSURANCE—PROPERTY CASUALTY—FOREIGN	0.2%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(c)		606,000		658,268

REAL ESTATE	0.5%
FINANCE	0.3%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(b),(c)		750,000		732,094
CyrusOne LP/CyrusOne Finance Corp., 5.375%, due 3/15/27		352,000		352,000

				1,084,094

SPECIALTY	0.2%
Equinix, 5.375%, due 5/15/27		500,000		508,750

TOTAL REAL ESTATE				1,592,844

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES(Identified cost—$9,036,113)				9,604,304

SHORT-TERM INVESTMENTS	0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(e)		2,261,052		2,261,052

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,261,052)				2,261,052

		Value
PURCHASED OPTION CONTRACTS (Premiums paid—$222,218)	0.1%	$277,892

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$257,779,419)	99.7%	320,095,050
WRITTEN OPTION CONTRACTS	(0.1)	(302,349)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	1,348,266

NET ASSETS (Equivalent to $12.28 per share based on 26,142,041 shares of common stock outstanding)	100.0%	$321,140,967

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Paid	Value
Call — Extra Space Storage	Morgan Stanley	$83.62	5/9/18	524	$4,577,664	$106,734	$266,331
Put — Public Storage	Morgan Stanley	176.33	5/9/18	215	4,308,385	115,484	11,561
				739	$8,886,049	$222,218	$277,892

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(f)	Premiums Received	Value
Call — Extra Space Storage	Morgan Stanley	$89.99	5/9/18	(524)	$(4,577,664)	$(12,080)	$(71,785)
Call — Public Space Storage	Morgan Stanley	193.96	5/9/18	(215)	(4,308,385)	(90,966)	(219,797)
Put — Extra Space Storage	Morgan Stanley	73.66	5/9/18	(524)	(4,577,664)	(80,728)	(9,323)
Put — Public Space Storage	Morgan Stanley	159.62	5/9/18	(215)	(4,308,385)	(38,908)	(1,444)
				(1,478)	$(17,772,098)	$(222,682)	$(302,349)

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
†	Represents shares.
(a)	Variable rate. Rate shown is in effect at March 29, 2018.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.

(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $1,190,071 or 0.4% of the net assets of the Fund, of which 0.0% are illiquid.
(e)	Rate quoted represents the annualized seven-day yield of the fund.
(f)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s Schedule of Investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were $2,393,912 of securities transferred from Level 1 to Level 2 which resulted from a change in the use of a quoted price to a mean price, supplied by a third-party pricing service, for certain securities as of March 29, 2018. There were $961,930 of securities transferred from Level 2 to Level 1 which resulted from a change in the use of a mean price, supplied by a third-party pricing service, to a quoted price to for one security as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$261,169,847	$261,169,847	$—	$—
Preferred Securities—$25 Par Value:
Real Estate—Hotel	7,319,090	5,710,074	1,609,016	—
Other Industries	39,462,865	39,462,865	—	—
Preferred Securities—Capital Securities	9,604,304	—	9,604,304	—
Purchased Option Contracts	277,892		277,892	—
Short-Term Investments	2,261,052	—	2,261,052	—

Total Investments in Securities(a)	$320,095,050	$306,342,786	$13,752,264	$—

Written Option Contracts	$(302,349)	$—	$(302,249)	$—

Total Written Option Contracts(a)	$(302,349)	$—	$(302,349)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 3. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments, to enhance portfolio returns and reduce overall volatility.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the period ended March 29, 2018:

Written Option Contracts
Average Notional Amount	$8,761,564
Ending Notional Amount	17,772,098

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018